Leases - Summary of Future Minimum Lease Payments for Operating Leases (Detail) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Leases [Abstract]
2021	¥ 35,735
2022	30,152
2023	25,252
2024	5,387
Total undiscounted lease payment	96,526
Less: imputed interest	(7,778)
Total lease liabilities	¥ 88,748